Schedule of trade receivables (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Credit Loss [Abstract]
Trade receivables		$ 43,037,307	$ 31,243,182
Less: allowance for credit loss		(8,790,000)	(6,317,000)
Total trade receivables	$ 4,400,271	$ 34,247,307	$ 24,926,182